LEASES	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
LEASES

NOTE 8 – LEASES

          Real property for three of the Bank’s office locations and certain equipment are leased under noncancelable operating leases expiring at various times through 2028. In most cases, the leases provide for one or more renewal options of five to ten years under the same or similar terms. In addition, various items of office equipment are leased under cancelable operating leases. Total rental expense incurred under all operating leases, including short-term leases with terms of less than one month, amounted to approximately $27, $18 and $12 for equipment leases and approximately $304, $264 and $283 for building leases in 2014, 2013 and 2012, respectively. Future minimum lease commitments as of December 31, 2014 under all noncancelable operating leases with initial terms of one year or more are shown in the following table (dollars in thousands):

Year	Lease payments
2015	$350
2016	346
2017	310
2018	291
2019	295
Thereafter	3,482
Total	$5,074